Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payments with service condition
Share-based payments
Schedule of fair value of options

	2023	2022
Fair value at grant date	$7.8	$31.9
Share price at grant date	$10.4	$42.9
Exercise price	$10.4	$42.9
Expected volatility	90%	90%
Expected life	5.9	5.9
Expected dividends	0.0	0.0
Risk-free interest rate	3.95%	2.32%

Share-based payments with market condition
Share-based payments
Schedule of fair value of options

2022
Fair value at grant date	$11.3
Share price at grant date	$45.8
Exercise price	$45.8
Expected volatility	70%
Expected life	2.00
Expected dividends	0.00
Risk-free interest rate	2.41%